SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

VANDERBILT MORTGAGE AND FINANCE, INC.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported): February 12, 2025

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0000816512

Kelly Dake (865) 380-3000 Ext. 2175

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1

Vanderbilt Mortgage and Finance, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. Vanderbilt Mortgage and Finance, Inc. is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). Vanderbilt Mortgage and Finance, Inc. has no repurchase activity to report for the annual reporting period except for the specific GNMA MBS issuance(s) described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule l5Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, Vanderbilt Mortgage and Finance, Inc. provides the tabular disclosures below with respect to the specific GNMA MBS issuance(s) (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-I5G.

Name of Issuing Entity (1) (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator (2) # $ (%) (d) (e) (f)	Assets That Were Subject of Demand (3) # $ (%) (g) (h) (i)	Assets That Were Repurchased or Replaced (3) # $ (%) (j) (k) (l)	Assets Pending Repurchase or Replacement (within cure period) # $ (%) (m) (n) (o)	Demand in Dispute # $ (%) (p) (q) (r)	Demand Withdrawn # $ (%) (s) (t) (u)	Demand Rejected # $ (%) (v) (w) (x)
GNMA - II Pool # CU6683		Vanderbilt Mortgage and Finance, Inc.	2 / 403,936.00 / 100%	1 / 165,827.94 / 41.80%	1 / 165,827.94 / 41.80%	0 0 0	0 0 0	0 0 0	0 0 0
Total (4)		Vanderbilt Mortgage and Finance, Inc.	2 / 403,936.00 / 100%	1 / 165,827.94 / 41.80%	1 / 165,827.94 / 41.80%	0 0 0	0 0 0	0 0 0	0 0 0

(1)

GNMA-II is the abbreviation for Ginnie Mae II Mortgage Backed Securities (Manufactured Home Loans, including Combination Loans on Manufactured Homes and Lots) or Ginnie Mae II Mortgage Backed Securities (Single Family Mortgages). Each specified GNMA-II pool for which there was repurchase activity by Vanderbilt Mortgage and Finance, Inc. (“VMF”) during the reporting period covered by this Form ABS- 15G is identified in column (a) by applicable GNMA pool number. For a GNMA multiple issuer pool, only the pool number assigned to VMF (for which there was repurchase activity by VMF during the reporting period) is referenced in column (a). The assets within GNMA-II Pool # CU6683 referenced in column (a) were included as part of a multiple issuer pool. For a multiple issuer pool, each issuer undertakes to service only the loans it contributes to the pool and to perform certain administrative duties with respect to such loans that it contributes.

(2)	The information reported in columns (d) through (f) is by principal balance of applicable pool assets for the specified GNMA pool number at the time of the respective securitization.
(3)

The information reported herein describes repurchase(s) of one or more assets by VMF from the referenced GNMA-II pool(s) as required by the Ginnie Mae guidelines, regardless of whether an actual demand upon VMF to repurchase such asset was ever made by Ginnie Mae. The information reported in columns (g) through (l) is for the reporting period and the respective percentages are determined using the principal balance of the referenced pool assets for such specified pool number as of the end of the reporting period or the latest principal balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4)	“Total” row of information only applies to the GNMA-II pool(s) referenced in column (a) for which there was repurchase activity to report for the annual reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 12, 2025	VANDERBILT MORTGAGE AND FINANCE, INC.
(Securitizer)

	By:	/s/ Kelly Dake
Name: Kelly Dake
Title: Manager for Investor Reporting